As filed with the Securities and Exchange Commission on April 5, 2002

                                            1933 Act Registration No. 333-75210



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       [ ] Pre-Effective Amendment No. [X] Post-Effective Amendment No. 1


                            AMERICAN AADVANTAGE FUNDS
               (Exact name of registrant as specified in charter)
                       4333 Amon Carter Boulevard, MD 5645
                             Fort Worth, Texas 76155
                    (Address of principal executive offices)
       Registrant's telephone number, including area code: (817) 967-3509

                           WILLIAM F. QUINN, PRESIDENT
                       4333 Amon Carter Boulevard, MD 5645
                             Fort Worth, Texas 76155
                     (Name and address of agent for service)

                                   Copies to:

                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Avenue, N.W., 2nd Floor
                              Washington D.C. 20036
                            Telephone: (202) 778-9000





It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

Registrant has adopted a master-feeder operating structure. This Registration Statement includes signature pages for the AMR Investment Services Trust, the master trust and the American AAdvantage Funds, the feeder trust.

                            AMERICAN AADVANTAGE FUNDS

                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-14


         This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

Letter to Shareholders *

Notice of Special Meeting of Shareholders *

Part A - Combined Proxy Statement and Prospectus *

Part B - Statement of Additional Information *

Part C - Other Information

Signature Pages

Exhibits

* Previously filed in the Registrant's Registration Statement on Form N-14, SEC File No. 333-75210, on December 14, 2001 and subsequently filed in definitive form pursuant to Rule 497 on January 16, 2002.

         The sole purpose of this post-effective amendment is to include in the Registration Statement Exhibit 12 - Opinion and consent of counsel on tax matters for the reorganization of Intermediate Bond Mileage Fund, a series of American AAdvantage Mileage Funds, into Intermediate Bond Fund, a series of the Registrant, and Exhibit 14 - Consent of independent auditors.

PART C. OTHER INFORMATION
-------------------------

Item 15. Indemnification
         ---------------

         Article XI, Section 2 of the Registrant's Declaration of Trust provides that:

         (a) Subject to the  exceptions and  limitations  contained in paragraph
(b) below:

             (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a trustee or officer and against amounts paid or incurred by him in the settlement thereof;

             (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

             (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

             (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of this character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by his to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section2; provided, however, that:

            (i) such Covered Person shall have provided appropriate security for such undertaking;

            (ii) the Trust is insured against losses arising out of any such advance payments; or

            (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

         According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Article XII,  Section 2 provides  that,  subject to the  provisions  of
Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

         Insofar as indemnification for liabilities arising under the 1933 Act, may be provided to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits
         --------

(1)   Declaration of Trust 5/

(2)   By-Laws 5/

(3)   Copies of any voting trust agreement -none

(4)   Agreement and Plan of Reorganization and Termination 17/

(5) Instruments defining the rights of the holders of Registrant's shares of beneficial interest *

(6)   (a)   Fund  Management Agreement  between  American  AAdvantage Funds  and
            AMR Investment Services, Inc., dated April 3, 1987 5/

      (b)   Supplement to Fund Management Agreement dated August 1, 1994 5/

      (c)   Supplement to Fund Management Agreement dated August 1, 1995 5/

      (d)   Supplement to Fund Management Agreement dated November 1, 1995 8/

      (e) Amendment to Schedule A of Fund Management Agreement, dated December 1, 1995 2/

      (f)   Supplement to Fund Management Agreement, dated December 17, 1996 3/

      (g)   Supplement to Fund Management Agreement, dated July 25, 1997 4/

      (h)   Supplement to Fund Management Agreement, dated September 1, 1998 7/

      (i)   Supplement to Fund Management Agreement, dated January 1, 1999 8/

      (j) Supplemental Terms and Conditions to the Management Agreement, dated May 19, 2000 10/

      (k)   Supplement to Fund Management Agreement, dated November 16, 2000 12/

      (l)   Supplement to Fund Management Agreement, dated October 17, 2001 16/

      (m) Investment Advisory Agreement between AMR Investment Services, Inc. and Independence Investment Associates, Inc. dated November 1, 1995 5/

      (n) Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, Inc. dated November 1, 1995 5/

      (o) Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc. dated November 1, 1995 5/

      (p) Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, Inc. dated January 16, 1998 6/

      (q) Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P. dated November 12, 1996 3/

      (r)   Form  of  Investment   Advisory  Agreement  between  AMR  Investment
            Services, Inc. and Lazard Asset Management 8/

      (s) Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, Inc. dated October 15, 1998 7/

      (t) Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P. dated October 15, 1998 7/

      (u) Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and Independence Investment Associates, Inc. dated March 1, 1999 8/

      (v) Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman Sachs & Co., dated July 31, 2000 11/

      (w) Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated July 31, 2000 11/

      (x) Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Dean Witter Investment Management Inc., dated July 31, 2000 11/

      (y) Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated July 31, 2000 11/

      (z) Investment Advisory Agreement between AMR Investment Services, Inc. and MW Post Advisory Group, LLC, dated December 29, 2000 12/

      (aa) Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital Management, LLC, dated November 30, 2000 12/

      (bb) Investment Advisory Agreement between AMR Investment Services, Inc. and Causeway Capital Management LLC, dated August 31, 2001 16/

      (cc) Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley Capital Management, LLC 16/

      (dd) Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated November 21, 1997 5/

      (ee) Supplement to Administrative Services Agreement, dated September 1, 1998 7/

      (ff) Supplement to Administrative Services Agreement, dated January 1, 1999 8/

      (gg)  Supplement to Administrative Services Agreement, dated March 1, 2000
            9/

      (hh)  Supplement to Administrative Services Agreement,  dated May 19, 2000
            11/

      (ii) Supplement to Administrative Services Agreement, dated November 16, 2000 12/

      (jj) Supplement to Administrative Services Agreement, dated November 30, 2001 16/

      (kk) Administrative Agreement for S&P 500 Index Fund with State Street Bank & Trust Company, dated March 1, 2000 8/

(7)   (a)   Distribution  Agreement  among   the   American  AAdvantage  Mileage
            Funds,  the  American  AAdvantage  Funds,  and  Brokers  Transaction
            Services, Inc., dated September 1, 1995 5/

      (b) Distribution Agreement among the American AAdvantage Mileage Funds, the American AAdvantage Funds, the American Select Funds and SWS Financial Services, Inc., dated December 31, 1999 9/

(8)   Bonus, profit sharing or pension plans - none

(9)   (a)   Custodian Agreement between  the American AAdvantage Funds and State
            Street Bank and Trust Company, dated December 1, 1997 6/

      (b) Amendment to Custodian Agreement to add Small Cap Value Fund, dated January 1, 1999 10/

      (c) Form of Amendment to Custodian Agreement to add four new series of the American AAdvantage Funds, dated July 31, 2000 10/

(10)  (a)   Plan  pursuant to  Rule 12b-1 for the  Institutional,  PlanAhead and
            AMR Classes 5/

      (b)   Amended and Restated Plan pursuant to Rule 18f-3 5/

(11)  Opinion and consent of Counsel on legality of shares 17/

(12)  Opinion and consent of Counsel on tax matters (filed herewith)

(13)  (a)   Transfer  Agency  and  Service   Agreement   between   the  American
            AAdvantage  Funds-and  State  Street Bank  and Trust  Company  dated
            January 1, 1998 6/

      (b) Amendment to Transfer Agency Agreement to add Small Cap Value Fund, dated March 1, 1999 10/

      (c) Form of Amendment to Transfer Agency Agreement to add four new series of the American AAdvantage Funds, dated July 31, 2000 10/

      (d)   Securities   Lending   Authorization   Agreement   between  American
            AAdvantage Funds and State Street Bank and Trust Company dated January 2, 1998 6/

      (e) Amendment to Securities Lending Authorization Agreement to add Small Cap Value Fund, dated January 1, 1999 13/

      (f) Service Plan Agreement for the American AAdvantage Funds PlanAhead Class, dated August 1, 1994 5/


      (g)   Credit  Agreement   between   American   AAdvantage  Funds  and  AMR
            Investment Services, Inc., dated December 1, 1999 8/

      (h) Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company dated November 29, 1999 8/

(14)  Consent of Independent Auditors (filed herewith)

(15)  Financial statements omitted from prospectus - none

(16)  (a)   Powers of Attorney for Trustees of the American  AAdvantage  Funds
            and the AMR Investment Services Trust 17/

      (b) Powers of Attorney for Trustees of the State Street Equity 500 Index Portfolio, a series of the State Street Master Funds 9/

(17)  Additional Exhibits

      (a)   Form of Proxy 17/

------------------------------

* Article VIII of the Declaration of Trust and Article III of Registrant's By-Laws, regarding shareholder's rights and powers, is incorporated by reference from Post-Effective Amendment No. 23 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on December 18, 1997.

1/ Incorporated by reference from Post-Effective Amendment No. 4 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on December 31, 1990.

2/ Incorporated by reference from Post-Effective Amendment No. 15 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on December 22, 1995.

3/ Incorporated by reference from Post-Effective Amendment No. 19 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on February 13, 1997.

4/ Incorporated by reference from Post-Effective Amendment No. 20 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on July 1, 1997.

5/ Incorporated by reference from Post-Effective Amendment No. 23 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on December 18, 1997.

6/ Incorporated by reference from Post-Effective Amendment No. 24 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on February 27, 1998.

7/ Incorporated by reference from Post-Effective Amendment No. 25 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on October 15, 1998.

8/ Incorporated by reference from Post-Effective Amendment No. 28 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on December 21, 1999.

9/ Incorporated by reference from Post-Effective Amendment No. 29 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on March 1, 2000.

10/ Incorporated by reference from Post-Effective Amendment No. 32 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on July 7, 2000.

11/ Incorporated by reference from Post-Effective Amendment No. 33 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on October 11, 2000.

12/ Incorporated by reference from Post-Effective Amendment No. 34 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on December 29, 2000.

13/ Incorporated by reference from Post-Effective Amendment No. 35 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on February 28, 2001.

14/ Incorporated by reference from Post-Effective Amendment No. 36 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on June 20, 2001.

15/ Incorporated by reference from Post-Effective Amendment No. 37 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on October 1, 2001.

16/ Incorporated by reference from Post-Effective Amendment No. 38 to the American AAdvantage Funds' Registration Statement on Form N-1A, SEC File No. 33-11387, as filed with the Securities and Exchange Commission on November 30, 2001.

17/ Incorporated by reference to American AAdvantage Funds' Registration Statement on Form N-14, SEC File No. 333-75210, as filed with the Securities and Exchange Commission on December 14, 2001.

Item 17. Undertakings
         ------------

         (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, American AAdvantage Funds, has duly caused this Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Fort Worth and State of Texas, on the 1st day of April, 2002.

                                    AMERICAN AADVANTAGE FUNDS

                                    By:
                                        /s/William F. Quinn
                                        -------------------------------
                                           William F. Quinn
                                           President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

Signature                           Title                    Date

/s/William F. Quinn                 Chairman, President      April 1, 2002
------------------------------      and Trustee
William F. Quinn

Alan D. Feld*                       Trustee                  April 1, 2002
------------------------------
Alan D. Feld

Dee J. Kelly, Jr.*                  Trustee                  April 1, 2002
------------------------------
Dee J. Kelly, Jr.

Stephen D. O'Sullivan*              Trustee                  April 1, 2002
------------------------------
Stephen D. O'Sullivan

R. Gerald Turner*                   Trustee                  April 1, 2002
------------------------------
R. Gerald Turner

Kneeland Youngblood*                Trustee                  April 1, 2002
------------------------------
Kneeland Youngblood




*By   /s/William F. Quinn
      ------------------------------------
      William F. Quinn, Attorney-in-Fact

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, AMR Investment Services Trust has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of American AAdvantage Funds as it relates to AMR Investment Services Trust to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Fort Worth and State of Texas, on the 1st day of April, 2002.

                                    AMR INVESTMENT SERVICES TRUST



                                    By: /s/William F. Quinn
                                        ------------------------
                                          William F. Quinn
                                          President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of American AAdvantage Funds as it relates to the AMR Investment Services Trust has been signed below by the following persons in the capacities and on the dates indicated:

Signature                           Title                    Date

/s/William F. Quinn                 Chairman, President      April 1, 2002
------------------------------      and Trustee
William F. Quinn

Alan D. Feld*                       Trustee                  April 1, 2002
------------------------------
Alan D. Feld

Dee J. Kelly, Jr.*                  Trustee                  April 1, 2002
------------------------------
Dee J. Kelly, Jr.

Stephen D. O'Sullivan*              Trustee                  April 1, 2002
------------------------------
Stephen D. O'Sullivan

R. Gerald Turner*                   Trustee                  April 1, 2002
------------------------------
R. Gerald Turner

Kneeland Youngblood*                Trustee                  April 1, 2002
------------------------------
Kneeland Youngblood




*By   /s/William F. Quinn
      ------------------------------------
      William F. Quinn, Attorney-in-Fact

                                  EXHIBIT INDEX



(12)  Opinion and Consent of Counsel on tax matters - filed herewith

(14)  Consent of Independent Auditors - filed herewith